Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Summary of Accrued Expenses and Other Current Liabilities

The following is a summary of accrued expenses and other current liabilities:

	As of December 31,
	2017	2018
	RMB	RMB
Customer deposits	26,445	13,453
Accrued expenses	57,685	114,935
Accrued property, equipment and software related payables	2,706	11,545
Others	3,885	8,007

Total	90,721	147,940